Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt [Abstract]
Long-term debt	$ 43,916
Less unamortized deferred financing costs	(177)	$ (224)
Total debt, net of deferred financing costs	43,739	47,459
Current [Abstract]
Less current portion of unamortized deferred finance costs	(81)	(90)
Current portion of long-term debt, net of deferred finance costs	7,452	7,443
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(96)	(134)
Non-current portion of long-term debt, net of deferred finance costs	36,287	40,016
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	14,166	15,833
Current [Abstract]
Current portion of long-term debt	3,333	3,333
Non-current [Abstract]
Non-current portion of long-term debt	10,833	12,500
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	29,750	31,850
Current [Abstract]
Current portion of long-term debt	4,200	4,200
Non-current [Abstract]
Non-current portion of long-term debt	$ 25,550	$ 27,650